Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 9,932		$ 11,475
Allowance for Credit Losses, Individually evaluated	5,009		5,885
Allowance for Credit Losses, Purchased Credit-Impaired	30		117		231	298	333
Total allowance for credit losses	14,971		17,477		19,668	23,463	25,031	21,711
Financing Receivable, Collectively evaluated	771,002		738,594
Financing Receivable, Individually evaluated	28,070		30,012
Purchased Credit Impaired Loans	26,727		30,968					58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	4,921		3,951
Allowance for Credit Losses, Individually evaluated	1,156		1,675
Allowance for Credit Losses, Purchased Credit-Impaired	26		88
Total allowance for credit losses	6,103		5,714		6,358
Financing Receivable, Collectively evaluated	372,918		349,035
Financing Receivable, Individually evaluated	5,334		8,186
Purchased Credit Impaired Loans	2,504		3,977					18,704
Loans	380,756		361,198		345,450	322,058	336,465
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,011		7,524
Allowance for Credit Losses, Individually evaluated	3,853		4,210
Allowance for Credit Losses, Purchased Credit-Impaired	4		29
Total allowance for credit losses	8,868		11,763		13,310
Financing Receivable, Collectively evaluated	398,084		389,559
Financing Receivable, Individually evaluated	22,736		21,826
Purchased Credit Impaired Loans	24,223		26,991					40,093
Loans	$ 445,043		$ 438,376		$ 424,181	$ 435,209	$ 446,305

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.